Schedule of Investments (unaudited)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	2,333	$ 519,769
Hexcel Corp.	5,136	378,780
Woodward, Inc.	3,692	502,592
		1,401,141
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)	7,262	444,144
Automobile Components — 1.7%
Adient PLC(a)	5,748	208,997
Autoliv, Inc.	4,581	504,780
Fox Factory Holding Corp.(a)	2,561	172,816
Gentex Corp.	14,171	462,825
Goodyear Tire & Rubber Co. (The)(a)	17,429	249,583
Lear Corp.	3,564	503,273
Visteon Corp.(a)	1,691	211,206
		2,313,480
Automobiles — 0.5%
Harley-Davidson, Inc.	7,839	288,789
Thor Industries, Inc.	3,324	393,063
		681,852
Banks — 6.4%
Associated Banc-Corp	8,681	185,687
Bank OZK	6,484	323,098
Cadence Bank	8,307	245,804
Columbia Banking System, Inc.	13,312	355,164
Commerce Bancshares, Inc.	7,241	386,742
Cullen/Frost Bankers, Inc.	3,946	428,102
East West Bancorp, Inc.	9,050	651,148
First Financial Bankshares, Inc.	7,581	229,704
First Horizon Corp.	34,115	483,068
FNB Corp.	21,685	298,602
Glacier Bancorp, Inc.	6,787	280,439
Hancock Whitney Corp.	5,306	257,819
Home BancShares, Inc.	11,056	280,049
International Bancshares Corp.	3,015	163,775
New York Community Bancorp, Inc., Class A	44,132	451,470
Old National Bancorp	18,031	304,544
Pinnacle Financial Partners, Inc.	4,731	412,638
Prosperity Bancshares, Inc.	5,828	394,730
SouthState Corp.	4,687	395,817
Synovus Financial Corp.	9,300	350,145
Texas Capital Bancshares, Inc.(a)	2,683	173,402
UMB Financial Corp.	2,688	224,582
United Bankshares, Inc.	8,087	303,667
Valley National Bancorp	26,876	291,873
Webster Financial Corp.	10,520	533,995
Wintrust Financial Corp.	3,860	358,015
		8,764,079
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS(a)	578	199,751
Celsius Holdings, Inc.(a)(b)	9,061	494,006
Coca-Cola Consolidated, Inc.	296	274,806
		968,563
Biotechnology — 1.7%
Arrowhead Pharmaceuticals, Inc.(a)	6,344	194,126
Exelixis, Inc.(a)	18,687	448,301
Halozyme Therapeutics, Inc.(a)	7,909	292,317
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	6,003	$ 790,955
United Therapeutics Corp.(a)	2,867	630,425
		2,356,124
Broadline Retail — 0.5%
Macy’s, Inc.	16,829	338,600
Nordstrom, Inc.	5,883	108,541
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,743	284,056
		731,197
Building Products — 3.9%
Advanced Drainage Systems, Inc.	4,195	589,985
Carlisle Cos., Inc.	3,042	950,412
Fortune Brands Innovations, Inc.	7,721	587,877
Lennox International, Inc.	2,001	895,487
Owens Corning	5,570	825,641
Simpson Manufacturing Co., Inc.	2,603	515,342
Trex Co., Inc.(a)	6,620	548,070
UFP Industries, Inc.	3,775	473,951
		5,386,765
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,037	308,442
Evercore, Inc., Class A	2,094	358,179
Federated Hermes, Inc., Class B	5,129	173,668
Interactive Brokers Group, Inc., Class A	6,544	542,498
Janus Henderson Group PLC	7,997	241,109
Jefferies Financial Group, Inc.	10,187	411,657
SEI Investments Co.	6,074	386,003
Stifel Financial Corp.	6,287	434,746
		2,856,302
Chemicals — 2.3%
Ashland, Inc.	3,019	254,532
Avient Corp.	5,451	226,598
Axalta Coating Systems Ltd.(a)	13,356	453,703
Cabot Corp.	3,378	282,063
Chemours Co. (The)	9,163	289,001
NewMarket Corp.	421	229,794
RPM International, Inc.	8,185	913,692
Scotts Miracle-Gro Co. (The)	2,530	161,288
Westlake Corp.	2,117	296,295
		3,106,966
Commercial Services & Supplies — 1.5%
Brink’s Co. (The)	2,785	244,941
Clean Harbors, Inc.(a)	3,080	537,491
MSA Safety, Inc.	2,267	382,737
Stericycle, Inc.(a)(b)	5,572	276,148
Tetra Tech, Inc.	3,272	546,195
		1,987,512
Communications Equipment — 0.6%
Calix, Inc.(a)	3,535	154,444
Ciena Corp.(a)	9,111	410,086
Lumentum Holdings, Inc.(a)(b)	4,038	211,672
		776,202
Construction & Engineering — 1.6%
AECOM	8,440	780,109
EMCOR Group, Inc.	2,874	619,146
MasTec, Inc.(a)	3,654	276,681
MDU Resources Group, Inc.	13,017	257,737
Valmont Industries, Inc.	1,257	293,522
		2,227,195

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc.	2,151	$ 436,309
Knife River Corp.(a)	3,483	230,505
		666,814
Consumer Finance — 0.6%
Ally Financial, Inc.	16,647	581,313
SLM Corp.	13,826	264,353
		845,666
Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	8,181	545,345
Grocery Outlet Holding Corp.(a)	5,485	147,876
Sprouts Farmers Market, Inc.(a)	6,129	294,866
U.S. Foods Holding Corp.(a)	13,819	627,521
		1,615,608
Containers & Packaging — 2.0%
AptarGroup, Inc.	3,996	493,986
Berry Global Group, Inc.	7,193	484,736
Crown Holdings, Inc.	7,372	678,887
Graphic Packaging Holding Co.	18,628	459,180
Greif, Inc., Class A, NVS	1,504	98,647
Silgan Holdings, Inc.	4,842	219,101
Sonoco Products Co.	5,942	331,980
		2,766,517
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	206	143,483
Grand Canyon Education, Inc.(a)	1,790	236,352
H&R Block, Inc.	8,812	426,236
Service Corp. International	9,449	646,784
		1,452,855
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.(a)(b)	13,605	344,751
Iridium Communications, Inc.	7,472	307,547
		652,298
Electrical Equipment — 1.8%
Acuity Brands, Inc.	1,857	380,369
EnerSys	2,413	243,617
nVent Electric PLC	10,181	601,595
Regal Rexnord Corp.	4,059	600,813
Sensata Technologies Holding PLC	9,139	343,352
Sunrun, Inc.(a)	13,290	260,883
		2,430,629
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc.(a)	3,338	408,070
Avnet, Inc.	5,772	290,909
Belden, Inc.	2,494	192,661
Cognex Corp.	10,339	431,550
Coherent Corp.(a)	8,082	351,809
Crane NXT Co.	2,851	162,136
IPG Photonics Corp.(a)	1,757	190,705
Littelfuse, Inc.	1,512	404,551
Novanta, Inc.(a)	2,165	364,608
TD SYNNEX Corp.	3,375	363,184
Vishay Intertechnology, Inc.	7,697	184,497
Vontier Corp.	9,247	319,484
		3,664,164
Energy Equipment & Services — 1.1%
ChampionX Corp.	12,029	351,367
NOV, Inc.	24,061	487,957
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	3,782	$ 259,332
Weatherford International PLC(a)	4,420	432,409
		1,531,065
Financial Services — 1.5%
Essent Group Ltd.	6,556	345,763
Euronet Worldwide, Inc.(a)	2,704	274,429
MGIC Investment Corp.	16,898	325,962
Voya Financial, Inc.	6,389	466,142
Western Union Co. (The)	16,727	199,386
WEX, Inc.(a)	2,609	507,581
		2,119,263
Food Products — 1.2%
Darling Ingredients, Inc.(a)	9,714	484,146
Flowers Foods, Inc.	11,616	261,476
Ingredion, Inc.	3,951	428,802
Lancaster Colony Corp.	1,227	204,160
Pilgrim’s Pride Corp.(a)	2,323	64,254
Post Holdings, Inc.(a)	3,059	269,376
		1,712,214
Gas Utilities — 0.9%
New Jersey Resources Corp.	5,953	265,385
ONE Gas, Inc.	3,404	216,903
Southwest Gas Holdings, Inc.	3,730	236,295
Spire, Inc.	3,262	203,353
UGI Corp.	12,908	317,537
		1,239,473
Ground Transportation — 2.2%
Avis Budget Group, Inc.	1,112	197,113
Hertz Global Holdings, Inc.(a)	7,896	82,039
Knight-Swift Transportation Holdings, Inc.	9,778	563,702
Landstar System, Inc.	2,193	424,674
Ryder System, Inc.	2,671	307,325
Saia, Inc.(a)(b)	1,622	710,793
Werner Enterprises, Inc.	3,142	133,127
XPO, Inc.(a)	7,400	648,166
		3,066,939
Health Care Equipment & Supplies — 2.7%
Enovis Corp.(a)	2,798	156,744
Envista Holdings Corp.(a)	10,454	251,523
Globus Medical, Inc., Class A(a)	7,121	379,478
Haemonetics Corp.(a)	3,097	264,825
Inari Medical, Inc.(a)	3,133	203,394
Integra LifeSciences Holdings Corp.(a)	4,071	177,292
Lantheus Holdings, Inc.(a)(b)	4,210	261,020
LivaNova PLC(a)	3,158	163,395
Masimo Corp.(a)	2,734	320,452
Neogen Corp.(a)(b)	12,013	241,582
Penumbra, Inc.(a)	2,367	595,395
QuidelOrtho Corp.(a)(b)	3,059	225,448
Shockwave Medical, Inc.(a)	2,269	432,381
		3,672,929
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	5,614	436,545
Amedisys, Inc.(a)	1,915	182,040
Chemed Corp.	917	536,216
Encompass Health Corp.	6,098	406,859
HealthEquity, Inc.(a)	5,301	351,456
Option Care Health, Inc.(a)	10,837	365,098
Patterson Cos., Inc.	5,230	148,793
Progyny, Inc.(a)	4,850	180,323

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
R1 RCM, Inc.(a)	11,932	$ 126,121
Tenet Healthcare Corp.(a)	6,203	468,761
		3,202,212
Health Care REITs — 1.0%
Healthcare Realty Trust, Inc.	23,468	404,354
Medical Properties Trust, Inc.	36,866	181,012
Omega Healthcare Investors, Inc.	14,964	458,796
Physicians Realty Trust	12,849	171,020
Sabra Health Care REIT, Inc.	14,051	200,508
		1,415,690
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	7,312	205,028
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	12,505	191,327
Hotels, Restaurants & Leisure — 4.0%
Aramark	15,956	448,364
Boyd Gaming Corp.	4,172	261,209
Choice Hotels International, Inc.	1,500	169,950
Churchill Downs, Inc.	4,138	558,340
Hilton Grand Vacations, Inc.(a)	4,411	177,234
Hyatt Hotels Corp., Class A	2,820	367,756
Light & Wonder, Inc., Class A(a)	5,474	449,470
Marriott Vacations Worldwide Corp.	2,023	171,732
Penn Entertainment, Inc.(a)	9,157	238,265
Planet Fitness, Inc., Class A(a)	5,245	382,885
Texas Roadhouse, Inc.	4,081	498,821
Travel + Leisure Co.	4,427	173,051
Vail Resorts, Inc.	2,329	497,172
Wendy’s Co. (The)	10,202	198,735
Wingstop, Inc.	1,784	457,739
Wyndham Hotels & Resorts, Inc.	5,078	408,322
		5,459,045
Household Durables — 2.1%
Helen of Troy Ltd.(a)	1,388	167,684
KB Home	4,564	285,067
Leggett & Platt, Inc.	7,876	206,115
Taylor Morrison Home Corp., Class A(a)	6,484	345,921
Tempur Sealy International, Inc.	10,417	530,955
Toll Brothers, Inc.	6,567	675,022
TopBuild Corp.(a)(b)	1,942	726,813
		2,937,577
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(b)	3,199	242,452
Industrial REITs — 1.5%
EastGroup Properties, Inc.	2,800	513,912
First Industrial Realty Trust, Inc.	8,014	422,098
Rexford Industrial Realty, Inc.	12,899	723,634
STAG Industrial, Inc.	10,974	430,839
		2,090,483
Insurance — 4.9%
American Financial Group, Inc.	4,418	525,256
Brighthouse Financial, Inc.(a)	4,942	261,531
CNO Financial Group, Inc.	6,499	181,322
Erie Indemnity Co., Class A, NVS	1,682	563,336
Fidelity National Financial, Inc., Class A	342	17,449
First American Financial Corp.	6,358	409,710
Hanover Insurance Group, Inc. (The)	2,631	319,456
Kemper Corp.	4,820	234,589
Kinsale Capital Group, Inc.	1,488	498,346
Security	Shares	Value
Insurance (continued)
Old Republic International Corp.	17,011	$ 500,123
Primerica, Inc.	2,378	489,297
Reinsurance Group of America, Inc.	4,381	708,758
RenaissanceRe Holdings Ltd.	3,500	686,000
RLI Corp.	2,875	382,720
Selective Insurance Group, Inc.	4,253	423,088
Unum Group	12,339	557,970
		6,758,951
Interactive Media & Services — 0.4%
Ziff Davis, Inc.(a)	2,844	191,089
ZoomInfo Technologies, Inc., Class A(a)	18,221	336,906
		527,995
IT Services — 0.9%
GoDaddy, Inc., Class A(a)	8,931	948,115
Kyndryl Holdings, Inc.(a)	14,001	290,941
		1,239,056
Leisure Products — 0.7%
Brunswick Corp.	4,262	412,349
Polaris, Inc.	3,270	309,898
YETI Holdings, Inc.(a)	5,290	273,916
		996,163
Life Sciences Tools & Services — 1.2%
Azenta, Inc.(a)	3,666	238,803
Bruker Corp.	5,714	419,865
Medpace Holdings, Inc.(a)	1,436	440,177
Repligen Corp.(a)	3,183	572,303
		1,671,148
Machinery — 5.0%
AGCO Corp.	3,788	459,901
Chart Industries, Inc.(a)(b)	2,576	351,186
Crane Co.	2,975	351,466
Donaldson Co., Inc.	7,271	475,160
Esab Corp.	3,419	296,154
Flowserve Corp.	8,005	329,966
Graco, Inc.	10,723	930,327
Lincoln Electric Holdings, Inc.	3,495	760,023
Middleby Corp. (The)(a)	3,233	475,801
Oshkosh Corp.	4,030	436,892
RBC Bearings, Inc.(a)	1,766	503,116
Terex Corp.	4,024	231,219
Timken Co. (The)	3,995	320,199
Toro Co. (The)	6,332	607,809
Watts Water Technologies, Inc., Class A	1,623	338,136
		6,867,355
Marine Transportation — 0.2%
Kirby Corp.(a)	3,548	278,447
Media — 0.8%
Cable One, Inc.	274	152,506
New York Times Co. (The), Class A	10,003	490,047
Nexstar Media Group, Inc., Class A	1,986	311,305
TEGNA, Inc.	12,185	186,431
		1,140,289
Metals & Mining — 2.7%
Alcoa Corp.	10,998	373,932
Cleveland-Cliffs, Inc.(a)	30,848	629,916
Commercial Metals Co.	7,171	358,837
MP Materials Corp., Class A(a)	8,826	175,196
Reliance Steel & Aluminum Co.	3,639	1,017,755

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	4,007	$ 484,687
United States Steel Corp.	13,629	663,051
		3,703,374
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	30,606	592,838
Starwood Property Trust, Inc.	18,333	385,360
		978,198
Office REITs — 0.7%
COPT Defense Properties	5,880	150,704
Cousins Properties, Inc.	9,290	226,212
Kilroy Realty Corp.	6,575	261,948
Vornado Realty Trust	9,851	278,291
		917,155
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp.	21,735	272,339
DT Midstream, Inc.	6,007	329,184
Equitrans Midstream Corp.	26,368	268,426
HF Sinclair Corp.	9,559	531,194
PBF Energy, Inc., Class A	6,640	291,894
		1,693,037
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,997	283,108
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	8,027	444,937
Coty, Inc., Class A(a)(b)	23,076	286,604
		731,541
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)	3,831	471,213
Perrigo Co. PLC	8,295	266,933
		738,146
Professional Services — 2.9%
ASGN, Inc.(a)	2,906	279,470
Concentrix Corp.	2,870	281,863
ExlService Holdings, Inc.(a)	9,842	303,626
Exponent, Inc.	3,045	268,082
FTI Consulting, Inc.(a)	2,160	430,164
Genpact Ltd.	10,129	351,578
Insperity, Inc.	2,175	254,953
KBR, Inc.	8,227	455,858
ManpowerGroup, Inc.	3,116	247,628
Maximus, Inc.	3,697	310,030
Paylocity Holding Corp.(a)(b)	2,640	435,204
Science Applications International Corp.	3,228	401,305
		4,019,761
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	2,923	552,067
Residential REITs — 1.0%
Apartment Income REIT Corp.	9,058	314,584
Equity LifeStyle Properties, Inc.	11,884	838,297
Independence Realty Trust, Inc.	13,026	199,298
		1,352,179
Retail REITs — 1.5%
Agree Realty Corp.	6,194	389,912
Brixmor Property Group, Inc.	18,541	431,449
Kite Realty Group Trust	13,460	307,696
NNN REIT, Inc.	11,083	477,677
Spirit Realty Capital, Inc.	8,813	385,040
		1,991,774
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(a)	4,389	$ 132,855
Amkor Technology, Inc.	6,436	214,126
Cirrus Logic, Inc.(a)	3,287	273,445
Lattice Semiconductor Corp.(a)	8,450	582,965
MACOM Technology Solutions Holdings, Inc.(a)	3,307	307,386
MKS Instruments, Inc.	3,870	398,107
Onto Innovation, Inc.(a)	2,996	458,088
Power Integrations, Inc.	3,415	280,406
Silicon Laboratories, Inc.(a)	1,918	253,694
Synaptics, Inc.(a)	2,403	274,134
Universal Display Corp.	2,656	507,987
Wolfspeed, Inc.(a)	7,686	334,418
		4,017,611
Software — 2.9%
Aspen Technology, Inc.(a)	1,720	378,658
Blackbaud, Inc.(a)	2,637	228,628
CommVault Systems, Inc.(a)	2,686	214,477
Dolby Laboratories, Inc., Class A	3,623	312,230
Dropbox, Inc., Class A(a)	15,620	460,477
Dynatrace, Inc.(a)	15,212	831,944
Manhattan Associates, Inc.(a)	3,922	844,485
Qualys, Inc.(a)(b)	2,242	440,060
Teradata Corp.(a)	5,915	257,362
		3,968,321
Specialized REITs — 2.2%
CubeSmart	13,733	636,525
EPR Properties	4,659	225,729
Gaming & Leisure Properties, Inc.	17,035	840,677
Lamar Advertising Co., Class A	5,358	569,448
National Storage Affiliates Trust	4,633	192,130
PotlatchDeltic Corp.	4,857	238,479
Rayonier, Inc.	8,258	275,900
		2,978,888
Specialty Retail — 4.0%
AutoNation, Inc.(a)(b)	1,554	233,380
Burlington Stores, Inc.(a)	3,964	770,919
Five Below, Inc.(a)(b)	3,403	725,383
Floor & Decor Holdings, Inc., Class A(a)	6,511	726,367
GameStop Corp., Class A(a)(b)	16,113	282,461
Gap, Inc. (The)	12,734	266,268
Lithia Motors, Inc., Class A	1,655	544,958
Murphy U.S.A., Inc.	1,163	414,679
Penske Automotive Group, Inc.	1,163	186,673
RH(a)	930	271,076
Valvoline, Inc.(a)	8,294	311,689
Williams-Sonoma, Inc.	4,092	825,684
		5,559,537
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc.(a)	2,949	838,283
Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)	7,121	357,759
Carter’s, Inc.	2,076	155,472
Columbia Sportswear Co.	2,028	161,307
Crocs, Inc.(a)	3,727	348,139
Deckers Outdoor Corp.(a)	1,622	1,084,193
PVH Corp.	3,680	449,402
Skechers U.S.A., Inc., Class A(a)	8,153	508,258
Under Armour, Inc., Class A(a)	13,639	119,887
Under Armour, Inc., Class C, NVS(a)	8,786	73,363
		3,257,780

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 1.6%
Core & Main, Inc., Class A(a)	8,351	$ 337,464
GATX Corp.	2,017	242,484
MSC Industrial Direct Co., Inc., Class A	2,850	288,591
Watsco, Inc.	2,152	922,067
WESCO International, Inc.	2,686	467,042
		2,257,648
Water Utilities — 0.4%
Essential Utilities, Inc.	15,373	574,182
Total Long-Term Investments — 99.6% (Cost: $126,984,391)		137,073,764
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	5,518,955	5,522,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	232,801	232,801
Total Short-Term Securities — 4.2% (Cost: $5,753,067)		5,755,619
Total Investments — 103.8% (Cost: $132,737,458)		142,829,383
Liabilities in Excess of Other Assets — (3.8)%		(5,187,279)
Net Assets — 100.0%		$ 137,642,104
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,258,251	$ 2,262,438(a)	$ —	$ 150	$ 1,979	$ 5,522,818	5,518,955	$ 14,317(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	158,472	74,329(a)	—	—	—	232,801	232,801	10,168	—
				$ 150	$ 1,979	$ 5,755,619		$ 24,485	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	1	03/15/24	$ 281	$ 1,018
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 137,073,764	$ —	$ —	$ 137,073,764
Short-Term Securities
Money Market Funds	5,755,619	—	—	5,755,619
	$ 142,829,383	$ —	$ —	$ 142,829,383
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,018	$ —	$ —	$ 1,018
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust